AllianzGI Multi-Asset Real Return Fund
AllianzGI Multi-Asset Real Return Fund
Investment Objective
The Fund seeks long-term capital appreciation emphasizing inflation-adjusted returns.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 299 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Multi-Asset Real Return Fund		Class A	Class C	Class T	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Multi-Asset Real Return Fund		Class A	Class C	Class T	Institutional Class	Class P
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		7.02%	6.61%	7.02%	6.51%	6.56%
Acquired Fund Fees and Expenses		0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	[2]	8.55%	8.89%	8.55%	7.79%	7.84%
Expense Reductions	[1]	(7.34%)	(6.93%)	(7.34%)	(6.83%)	(6.78%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.21%	1.96%	1.21%	0.96%	1.06%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of two contractual arrangements entered into by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager"). Pursuant to the first arrangement, effective April 1, 2017, the Manager has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of its management fee, which reduces the contractual fee rate by 0.17%. Under the second arrangement, the Manager has entered into an Expense Limitation Agreement with the Trust, under which the Manager has contractually agreed to waive its management fee and/or reimburse the Fund through March 31, 2018 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses (after giving effect to the management fee waiver referred to in the preceding sentence) exceed 0.68% for Class A shares, 1.43% for Class C shares, 0.68% for Class T shares, 0.43% for Institutional Class shares and 0.53% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Multi-Asset Real Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	667	2,285	3,790	7,110
Class C	299	1,960	3,588	7,133
Class T	370	2,040	3,593	7,018
Institutional Class	98	1,674	3,163	6,538
Class P	108	1,692	3,187	6,569

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Multi-Asset Real Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	667	2,285	3,790	7,110
Class C	199	1,960	3,588	7,133
Class T	370	2,040	3,593	7,018
Institutional Class	98	1,674	3,163	6,538
Class P	108	1,692	3,187	6,569

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2016 was 60% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund’s objective is long-term capital appreciation emphasizing inflation-adjusted returns. In seeking to achieve this objective, the Fund focuses on asset classes that are highly correlated to inflation. The portfolio managers believe that the following selected asset classes can provide attractive returns in inflationary environments.

Commodities investments can track inflation because commodity prices drive input costs, which in turn influence Consumer Price Index (CPI) changes.

Real Estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, can provide a link to inflation (e.g., if property owners are able to raise rents to offset rising input costs.)

Global resource equities are linked to inflation because resource-related businesses typically provide productivity-enhancing inputs and generally are able to benefit from rising raw material prices and by including any cost increases associated with inflation to the final costs charged to customers.

Treasury Inflation Protected Securities (TIPS) are debt securities with notional amounts that are directly linked to the development of CPI measures. As such, TIPS can be used directly to hedge against inflation.

The portfolio managers believe that they can enhance the Fund’s ability to meet its objective by building a diversified portfolio with multiple asset classes that have different risk and return profiles but are highly correlated to inflation. The Fund mainly invests in active or passive mutual funds, exchange traded funds (ETFs), stocks, fixed income securities, and derivatives. The Fund, as long as it remains small, will gain exposure to the desired asset classes partially through acquired funds. As the Fund grows in size, it will seek to achieve economies of scale by investing to an increasing degree directly in individual securities and other instruments. The portfolio managers also may allocate a portion of the portfolio to U.S. and non-U.S. equities and fixed income securities, among other investments, and such allocations would be separate from the Fund’s exposure to the current primary asset classes associated with inflation (i.e., TIPS, real estate-related investments, commodities and global resource equities).

The portfolio managers apply an active asset allocation approach based on their assessments of market cycles, economic cycles, and asset class valuations to enhance the risk and return profile of the Fund.

The Fund may invest using a “fund of funds” structure, which is a term used to describe mutual funds that pursue their investment objective by investing largely or entirely in other funds. The Fund may invest up to 10% of its assets in unaffiliated investment companies. The Fund may invest in issuers of any capitalization and may participate in initial public offerings (IPOs). The Fund may invest significantly in short-term inflation-linked bonds, equities, and U.S. and non-U.S. government bonds. The Fund also may invest in fixed income securities of any duration as well as high yield or junk bonds. In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund may also utilize foreign currency exchange contracts, options, futures contracts (including stock index and other types of futures), warrants and other derivative instruments.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Manager’s allocation techniques and decisions and/or the Manager’s selection of Underlying Funds and other investments may not produce the desired results.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be indirectly affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Commodity Risk:  Commodity-linked derivative instruments may increase volatility.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Tax Risk:  Income from commodity-linked investments may limit the Fund’s ability to qualify as a “regulated investment company” for U.S. federal income tax purposes.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns – Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2016–06/30/2016	6.49%
Lowest 07/01/2015–09/30/2015	-9.38%

Average Annual Total Returns (for periods ended 12/31/16)
Average Annual Returns - AllianzGI Multi-Asset Real Return Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	3.23%	(2.83%)	Dec. 17, 2012
Class C	7.41%	(2.18%)	Dec. 17, 2012
Class T	6.51%	(2.07%)	Dec. 17, 2012
Institutional Class	9.47%	(1.21%)	Dec. 17, 2012
Class P	9.40%	(1.30%)	Dec. 17, 2012
After Taxes on Distributions | Class A	2.45%	(3.56%)
After Taxes on Distributions and Sale of Fund Shares | Class A	1.83%	(2.45%)
Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	4.85%	(0.64%)	Dec. 17, 2012
Custom Real Asset Benchmark	9.57%	(0.94%)	Dec. 17, 2012
Lipper Alternative Global Macro Funds Average	4.47%	1.18%	Dec. 17, 2012

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.